Interests in Associates (Tables)	12 Months Ended
Jun. 30, 2024
Interests In Associates
Schedule of Interest in Associates

	Principal place of	Percentage	Percentage
	business/Country of	Owned (%) *	Owned (%) *
	Incorporation	2024	2023
Name of entity:
Good Earth Oils Pty Ltd	Australia	100	50

*	The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries